Long-Term Debt and Other Financial Liabilities, Securities Purchase Agreements and Omnibus Supplemental Agreements (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	May 06, 2021 shares	Jan. 08, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) Payment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Payment $ / shares shares	Apr. 26, 2021 $ / shares shares	Feb. 19, 2021 $ / shares	Aug. 20, 2020 shares	Apr. 02, 2020 $ / shares
Omnibus Supplemental Agreements [Abstract]
Prepayment of principal amount						$ 89,698	$ 132,058	$ 52,514
Number of units issued (in shares) | shares	428,571	798,691
Share price (in dollars per share) | $ / shares		$ 7	$ 7		$ 7			$ 7	$ 7	$ 17
Number of securities called by each warrant (in shares) | shares		1							1
Warrant exercise price (in dollars per share) | $ / shares		$ 7				$ 5			$ 7			$ 27.2
Number of additional units that can be purchased (in shares) | shares			428,571		428,571			428,571
Number of mandatory repayments | Payment					2			2
Mandatory repayment					$ 8,000			$ 8,000
Corporate liquidity					$ 25,000			25,000
Percentage of net proceeds from future equity offerings and warrant exercises used to prepay loans					25.00%
Maximum repayments in any twelve-month period ending on December 31			$ 12,000		$ 12,000			12,000
Term for achieving maximum repayments						12 months
Restructuring expenses						$ 0	$ 0	1,015
Costs related to issuance of units								6,021
Minimum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues					18,000			18,000
Maximum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues					$ 21,000			21,000
Pre-Funded Warrant [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares		1							1
Warrant [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares		10							10
Common Stock [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares		1							1		1
Costs related to issuance of units								0
JDH Notes and JDH Loans [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate					5.50%
Accrued and unpaid interest			$ 4,350		$ 4,350			$ 4,350
Amendment fee					$ 1,241
JDH Notes [Member]
Omnibus Supplemental Agreements [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 12		$ 12			$ 12
Second JDH Loan [Member]
Omnibus Supplemental Agreements [Abstract]
Prepayment of principal amount			$ 6,500	$ 100
Accrued and unpaid interest			$ 841		$ 841			$ 841
JDH Amendment [Member]
Omnibus Supplemental Agreements [Abstract]
Costs related to issuance of units								$ 166